Share incentive plan (Tables)	12 Months Ended
Dec. 31, 2013
Share incentive plan [Abstract]
Schedule of Valuation Assumptions

The fair value of each option grant is estimated on the date of grant with the following assumptions:

	2011	2012	2013
Expected volatility	62.80% - 69.50%	54.80% - 63.30%	54.10% - 59.10%
Risk-free interest rate (per annum)	3.83%-4.53%	2.03% - 3.20%	2.03% - 3.10%
Exercise multiple	2	2	2
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Expected forfeiture rate (post-vesting)	0.00%-3.50%	3.20%-3.50%	1.00% - 3.30%
Fair value of the underlying shares on the date of option grants (US$)	1.38-2.31	2.38-2.48	2.48 -8.50

Summary of Share Option Activities

A summary of the Group's share option activities for the years ended December 31, 2011, 2012 and 2013 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	In years	US$
Outstanding as of December 31, 2010	3,159,628	0.12	9.67	3,169
Granted	3,808,339	2.08
Forfeited	(110,500)	1.56
Outstanding as of December 31, 2011	6,857,467	1.18	9.09	7,225
Granted	1,312,500	2.30
Forfeited	(730,939)	1.50
Exercised	(473,551)	0.56
Outstanding as of December 31, 2012	6,965,477	1.40	8.36	7,504
Granted	3,833,000	3.07
Forfeited	(520,030)	2.21
Exercised	(431,774)	1.16
Outstanding as of December 31, 2013	9,846,673	2.02	8.14	168,870
Exercisable as of December 31, 2013	4,791,285	1.14	7.22	86,411